Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income from Continuing Operations Before Income Taxes
Income from continuing operations before income taxes is comprised of the following:

	Year Ended December 31
	2013	2012	2011
	(In thousands)
Domestic	$124,441	$149,417	$138,410
Foreign	18,793	19,955	28,013
Income from continuing operations before income taxes	$143,234	$169,372	$166,423

Component of Income Tax Expense
Income tax expense consists of the following components:

	Year Ended December 31
	2013	2012(1)	2011(2)
	(In thousands)
Current income taxes:
Federal	$34,219	$45,121	$15,737
State	7,937	8,581	5,411
Foreign	2,082	2,394	430
Total current income tax expense	44,238	56,096	21,578
Deferred income taxes:
Federal	2,072	3,454	28,954
State	(1,990)	(636)	2,551
Foreign	(127)	(2,056)	(994)
Total deferred income tax expense (benefit)	(45)	762	30,511
Total income tax expense	$44,193	$56,858	$52,089
___________________________

(1)	Excludes $0.1 million in income tax expense related to discontinued operations.

(2)	Excludes $5.5 million in income tax benefit related to discontinued operations.

Reconciliation of Income Taxes
A reconciliation of the statutory U.S. federal tax rate to the Company’s effective tax rate is as follows:

	Year Ended December 31
	2013	2012	2011
Tax expense at statutory rate of 35%	35.0%	35.0%	35.0%
State income taxes	3.5%	4.0%	3.5%
Foreign taxes versus U.S. statutory rate	(5.3)%	(3.5)%	(4.6)%
SoFine write-down	2.4%	0.0%	0.0%
U.S. manufacturing deduction	(2.4)%	(2.1)%	(0.7)%
Deferred tax rate adjustments	(1.8)%	(1.1)%	(0.1)%
Uncertain tax positions	(0.1)%	(0.8)%	(2.1)%
Non deductible transaction costs	0.0%	2.7%	0.0%
Other	(0.4)%	(0.6)%	0.3%
Effective tax rate	30.9%	33.6%	31.3%

Deferred Income Tax Assets (Liabilities)
The tax effects of temporary differences giving rise to deferred income tax assets (liabilities) were:

	December 31,
	2013(1)	2012(2)
	(In thousands)
Deferred income tax assets:
Share-based compensation	$21,630	$6,578
Derivative instruments	16,616	24,861
Accrued liabilities	10,188	6,844
Inventories	4,390	4,140
Receivables	3,375	3,303
Net operating loss carryforwards	2,695	5,459
Other	1,617	1,574
Valuation allowances	(126)	(524)
Total deferred income tax assets	60,385	52,235
Deferred income tax liabilities:
Intangible assets	(163,286)	(139,062)
Property, plant and equipment	(108,276)	(110,414)
Total deferred income tax liabilities	(271,562)	(249,476)
Net deferred income tax liability	$(211,177)	$(197,241)
___________________________

(1)	Includes $0.8 million of deferred tax assets related to uncertain tax positions.

(2)	Includes $1.2 million of deferred tax assets related to uncertain tax positions.

Net Deferred Income Tax Assets (Liabilities) Classified in Consolidated Balance Sheets
The net deferred income tax assets (liabilities) shown above are classified in our consolidated balance sheets as follows:

	December 31,
	2013	2012
	(In thousands)
Current assets	$26,588	$21,044
Noncurrent liabilities	(237,765)	(218,285)
Total	$(211,177)	$(197,241)

Reconciliation of Gross Unrecognized Tax Benefits
The following is a reconciliation of the beginning and ending gross unrecognized tax benefits, recorded in our consolidated balance sheets:

	2013	2012	2011
	(In thousands)
Balance at January 1	$10,433	$12,573	$39,862
Increases in tax positions for current year	1,756	20	772
Increases in tax positions for prior years	1,562	459	1,086
Decreases in tax positions for prior years	(2,565)	(608)	(28,451)
Settlement of tax matters	(5,992)	(834)	(696)
Lapse of applicable statutes of limitations	(1,319)	(1,177)	—
Balance at December 31	$3,875	$10,433	$12,573